Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

October 31, 2019

AFCY-QTLY-1219
1.809093.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Aerospace & Defense - 22.1%
Aerospace & Defense - 22.1%
General Dynamics Corp.	25,624	$4,530,323
Harris Corp.	76,638	15,811,186
HEICO Corp. Class A	27,990	2,666,607
Huntington Ingalls Industries, Inc.	6,590	1,487,099
Lockheed Martin Corp.	31,694	11,938,496
Northrop Grumman Corp.	48,601	17,130,880
Raytheon Co.	60,018	12,736,420
Teledyne Technologies, Inc. (a)	33,502	11,042,259
The Boeing Co.	61,551	20,921,800
TransDigm Group, Inc.	31,273	16,458,354
United Technologies Corp.	141,332	20,292,449
		135,015,873
Air Freight & Logistics - 3.5%
Air Freight & Logistics - 3.5%
United Parcel Service, Inc. Class B	121,978	14,048,206
XPO Logistics, Inc. (a)	92,000	7,028,800
		21,077,006
Airlines - 0.7%
Airlines - 0.7%
Delta Air Lines, Inc.	27,139	1,494,816
Southwest Airlines Co.	54,840	3,078,169
		4,572,985
Building Products - 2.0%
Building Products - 2.0%
Fortune Brands Home & Security, Inc.	119,000	7,145,950
Johnson Controls International PLC	123,193	5,337,953
		12,483,903
Commercial Services & Supplies - 4.5%
Diversified Support Services - 1.7%
Cintas Corp.	23,990	6,445,393
Copart, Inc. (a)	43,000	3,553,520
		9,998,913
Environmental & Facility Services - 2.8%
Waste Connection, Inc. (United States)	186,904	17,269,930

TOTAL COMMERCIAL SERVICES & SUPPLIES		27,268,843

Construction & Engineering - 2.0%
Construction & Engineering - 2.0%
Jacobs Engineering Group, Inc.	129,900	12,156,042
Electrical Equipment - 6.0%
Electrical Components & Equipment - 6.0%
AMETEK, Inc.	380,734	34,894,271
Regal Beloit Corp.	23,700	1,754,985
Rockwell Automation, Inc.	1,011	173,882
		36,823,138
Industrial Conglomerates - 12.1%
Industrial Conglomerates - 12.1%
General Electric Co.	2,473,654	24,687,067
Honeywell International, Inc.	210,294	36,324,084
Roper Technologies, Inc.	39,032	13,152,223
		74,163,374
Machinery - 27.2%
Agricultural & Farm Machinery - 0.2%
Deere & Co.	6,916	1,204,352
Construction Machinery & Heavy Trucks - 3.2%
Allison Transmission Holdings, Inc.	207,500	9,049,075
Caterpillar, Inc.	76,531	10,545,972
		19,595,047
Industrial Machinery - 23.8%
Fortive Corp.	413,575	28,536,675
Gardner Denver Holdings, Inc. (a)	454,836	14,477,430
IDEX Corp.	81,934	12,743,195
Illinois Tool Works, Inc.	65,900	11,109,422
Ingersoll-Rand PLC	190,835	24,215,053
ITT, Inc.	421,551	25,061,207
Kennametal, Inc.	123,345	3,817,528
Parker Hannifin Corp.	101,100	18,550,839
SPX Flow, Inc. (a)	145,000	6,565,600
		145,076,949

TOTAL MACHINERY		165,876,348

Professional Services - 3.8%
Human Resource & Employment Services - 1.7%
TriNet Group, Inc. (a)	200,525	10,625,820
Research & Consulting Services - 2.1%
Equifax, Inc.	67,541	9,233,530
Verisk Analytics, Inc.	24,691	3,572,788
		12,806,318

TOTAL PROFESSIONAL SERVICES		23,432,138

Road & Rail - 13.1%
Railroads - 9.4%
CSX Corp.	114,695	8,059,618
Kansas City Southern	57,400	8,080,772
Norfolk Southern Corp.	79,691	14,503,762
Union Pacific Corp.	162,079	26,817,591
		57,461,743
Trucking - 3.7%
Knight-Swift Transportation Holdings, Inc. Class A (b)	299,468	10,918,603
Schneider National, Inc. Class B	500,067	11,436,532
		22,355,135

TOTAL ROAD & RAIL		79,816,878

Trading Companies & Distributors - 2.6%
Trading Companies & Distributors - 2.6%
HD Supply Holdings, Inc. (a)	243,034	9,609,564
MRC Global, Inc. (a)	554,400	6,297,984
		15,907,548
TOTAL COMMON STOCKS
(Cost $486,977,721)		608,594,076

Money Market Funds - 0.8%
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)
(Cost $4,712,029)	4,711,558	4,712,029
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $491,689,750)		613,306,105
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,457,150)
NET ASSETS - 100%		$610,848,955

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,916
Fidelity Securities Lending Cash Central Fund	1,528
Total	$15,444

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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